UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. II - Intermediate Duration

Institutional Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE–32.9%
FINANCIAL INSTITUTIONS–14.6%
Banking–5.9%
Bank of America Corp.
3.375%, 2/17/09(a)	$1,300	$1,294,691
4.50%, 8/01/10(a)	125	124,954
BankAmerica Capital II
8.00%, 12/15/26(a)	1,294	1,292,550
Barclays Bank PLC
8.55%, 6/15/11(a)(b)	1,410	1,370,354
BK Tokyo-Mitsub UFJ NY
7.40%, 6/15/11(a)	280	296,276
Citicorp
6.375%, 11/15/08(a)	518	521,814
Citigroup, Inc.
2.817%, 6/09/09(a)	15	14,833
3.625%, 2/09/09(a)	2,880	2,875,810
5.00%, 9/15/14(a)	3,726	3,450,887
5.30%, 1/07/16(a)	20	18,673
5.50%, 4/11/13(a)	1,825	1,781,158
6.20%, 3/15/09(a)	1,575	1,588,142
6.50%, 1/18/11(a)	90	92,558
Compass Bank
5.50%, 4/01/20(a)	3,219	2,783,939
JP Morgan Chase & Co.
3.50%, 3/15/09(a)	2,795	2,783,915
6.25%, 1/15/09(a)	2,593	2,617,877
6.75%, 2/01/11(a)	180	186,826
Marshall & Ilsley Corp.
4.375%, 8/01/09(a)	2,210	2,170,030
5.00%, 1/17/17(a)	2,295	1,877,613
5.626%, 8/17/09(a)	1,332	1,324,087
Mellon Funding Corp.
3.25%, 4/01/09(a)	1,593	1,576,664
Mitsubishi UFG Capital Finance 1, Ltd.
6.346%, 7/25/16(a)	615	533,077

1 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

National City Bank of Pennsylvania
6.25%, 3/15/11(a)	2,680	2,435,514
RBS Capital Trust III
5.512%, 9/30/14(a)	2,085	1,812,065
Regions Financial Corp.
6.375%, 5/15/12(a)	2,830	2,788,515
Resona Bank, Ltd.
5.85%, 4/15/16(a)(b)	240	206,445
Resona Preferred Global Securities
7.191%, 7/30/15(a)(b)	480	443,234
Royal Bank of Scotland Group PLC
5.00%, 10/01/14(a)	70	67,082
6.40%, 4/01/09(a)	1,875	1,899,780
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15(a)(b)	410	367,948
The Huntington National Bank Senior Note
4.375%, 1/15/10(a)	980	910,267
UBS Preferred Funding Trust I
8.622%, 10/01/10(a)	1,355	1,361,558
UFJ Finance Aruba AEC
6.75%, 7/15/13(a)	520	546,281
Union Bank of California
5.95%, 5/11/16(a)	2,790	2,646,580
Union Planters Corp.
7.75%, 3/01/11(a)	1,890	1,932,009
US Bancorp
5.30%, 4/28/09(a)	2,855	2,872,119
Wachovia Corp.
3.625%, 2/17/09(a)	2,835	2,802,874
5.35%, 3/15/11(a)	50	48,922
5.50%, 5/01/13(a)	2,615	2,502,819
5.625%, 12/15/08(a)	1,220	1,219,285
Washington Mutual, Inc.
4.00%, 1/15/09(a)	230	223,100
4.20%, 1/15/10(a)	226	196,620
Wells Fargo & Co.
3.125%, 4/01/09(a)	2,905	2,891,875
4.20%, 1/15/10(a)	1,035	1,038,017
Zions Bancorporation
5.50%, 11/16/15(a)	930	740,728

		62,530,365

Brokerage–2.5%
Lehman Brothers Holdings, Inc.

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 2

4.80%, 3/13/14(a)	698	626,697
5.75%, 1/03/17(a)	470	414,759
6.20%, 9/26/14(a)	1,108	1,057,551
6.50%, 7/19/17(a)	893	826,131
7.875%, 11/01/09(a)	2,323	2,368,877
Merrill Lynch & Co., Inc.
4.125%, 1/15/09–9/10/09(a)	1,980	1,956,770
6.00%, 2/17/09(a)	2,849	2,838,576
6.05%, 5/16/16(a)	879	810,876
The Bear Stearns Cos., Inc.
5.55%, 1/22/17(a)	2,655	2,453,820
5.70%, 11/15/14(a)	3,025	2,923,411
7.625%, 12/07/09(a)	2,740	2,832,423
The Goldman Sachs Group, Inc.
3.875%, 1/15/09(a)	2,242	2,242,069
4.75%, 7/15/13(a)	750	721,426
5.125%, 1/15/15(a)	840	804,048
6.65%, 5/15/09(a)	2,680	2,732,742
7.35%, 10/01/09(a)	593	609,006

		26,219,182

Finance–4.1%
American Express Centurion Bank
4.375%, 7/30/09(a)	1,730	1,722,871
American Express Co.
4.75%, 6/17/09(a)	1,266	1,261,275
American General Finance Corp. Medium-Term Note
4.625%, 5/15/09(a)	2,505	2,484,892
Capital One Bank
4.25%, 12/01/08(a)	1,040	1,038,092
5.00%, 6/15/09(a)	2,750	2,745,894
Capital One Financial Corp.
4.80%, 2/21/12(a)	2,410	2,240,849
5.50%, 6/01/15(a)	328	294,925
6.75%, 9/15/17(a)	323	320,037
CIT Group Funding Co. of Canada
5.60%, 11/02/11(a)	900	707,848
CIT Group, Inc.
5.125%, 9/30/14(a)	585	419,006
5.85%, 9/15/16(a)	2,435	1,680,077
7.625%, 11/30/12(a)	2,350	1,953,268
Countrywide Financial Corp.
5.80%, 6/07/12(a)	413	390,618

3 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Countrywide Home Loans, Inc. Medium-Term Note, Series L
4.00%, 3/22/11(a)	1,223	1,113,400
General Electric Capital Corp.
4.80%, 5/01/13(a)	5,390	5,280,410
6.75%, 3/15/32(a)	1,545	1,555,738
HSBC Finance Corp.
5.875%, 2/01/09(a)	1,195	1,203,300
6.50%, 11/15/08(a)	2,820	2,842,546
7.00%, 5/15/12(a)	1,410	1,460,478
International Lease Finance Corp.
3.50%, 4/01/09(a)	2,795	2,723,199
6.375%, 3/15/09(a)	2,730	2,716,820
iStar Financial, Inc.
5.15%, 3/01/12(a)	730	602,250
5.65%, 9/15/11(a)	1,585	1,355,175
SLM Corp.
4.50%, 7/26/10(a)	70	64,772
5.375%, 1/15/13(a)	2,610	2,298,802
5.45%, 4/25/11(a)	3,140	2,867,599

		43,344,141

Insurance–1.5%
Aegon N.V.
4.75%, 6/01/13(a)	395	376,968
Allied World Assurance Co. Holdings, Ltd.
7.50%, 8/01/16(a)	740	692,594
Allstate Life Global Funding Trusts
4.50%, 5/29/09(a)	1,233	1,234,937
Assurant, Inc.
5.625%, 2/15/14(a)	700	663,503
Genworth Financial, Inc.
4.75%, 6/15/09(a)	1,096	1,090,406
5.231%, 5/16/09(a)	994	998,845
6.515%, 5/22/18(a)	2,555	2,391,682
Humana, Inc. Senior Note
6.30%, 8/01/18(a)	815	755,856
Liberty Mutual Group
5.75%, 3/15/14(a)(b)	880	849,476
7.80%, 3/15/37(a)(b)	1,230	981,989
MetLife, Inc.
5.00%, 11/24/13(a)	780	767,366
5.375%, 12/15/12(a)	10	10,092
Prudential Financial, Inc.
5.15%, 1/15/13(a)	1,700	1,656,942

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 4

The Allstate Corp.
6.125%, 5/15/37(a)	2,480	2,250,104
UnitedHealth Group, Inc.
4.125%, 8/15/09(a)	928	919,595
XL Capital, Ltd.
6.25%, 5/15/27(a)	15	12,515

		15,652,870

Real Estate Investment Trust–0.6%
Healthcare Realty Trust, Inc.
5.125%, 4/01/14(a)	1,547	1,369,570
Mack-Cali Realty LP
7.25%, 3/15/09(a)	450	454,992
Nationwide Health Properties, Inc.
6.50%, 7/15/11(a)	70	70,888
Simon Property Group LP
5.00%, 3/01/12(a)	2,830	2,757,464
5.625%, 8/15/14(a)	2,184	2,111,834

		6,764,748

		154,511,306

INDUSTRIAL–15.3%
Basic–2.4%
Alcoa, Inc.
6.50%, 6/01/11(a)	960	988,068
ArcelorMittal
6.125%, 6/01/18(a)(b)	2,695	2,633,705
BHP Billiton Finance, Ltd.
7.25%, 3/01/16(a)	2,102	2,278,089
Inco, Ltd.
7.75%, 5/15/12(a)	3,855	4,115,845
International Paper Co.
4.25%, 1/15/09(a)	1,178	1,174,144
5.30%, 4/01/15(a)	1,225	1,079,749
7.95%, 6/15/18(a)	1,520	1,511,540
International Steel Group, Inc.
6.50%, 4/15/14(a)	1,105	1,120,263
Ispat Inland ULC
9.75%, 4/01/14(a)	5	5,344
Lubrizol Corp.
4.625%, 10/01/09(a)	95	94,554
Packaging Corp. of America
5.75%, 8/01/13(a)	875	854,889

5 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

PPG Industries, Inc.
5.75%, 3/15/13(a)	2,020	2,053,853
Stora Enso Oyj
7.375%, 5/15/11(a)	65	63,991
The Dow Chemical Co.
7.375%, 11/01/29(a)	195	206,818
Union Carbide Corp.
7.75%, 10/01/96(a)	745	676,768
United States Steel Corp.
5.65%, 6/01/13(a)	2,857	2,781,755
6.05%, 6/01/17(a)	2,875	2,685,121
Weyerhaeuser Co.
5.95%, 11/01/08(a)	920	926,659
6.75%, 3/15/12(a)	25	25,748

		25,276,903

Capital Goods–1.2%
Boeing Capital Corp. Senior Note
4.75%, 8/25/08(a)	125	125,476
Caterpillar Financial Services Corp.
4.50%, 6/15/09(a)	1,488	1,497,740
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(a)(b)	1,170	1,185,536
Illinois Tool Works, Inc.
5.75%, 3/01/09(a)	1,140	1,158,206
John Deere Capital Corp.
4.875%, 3/16/09(a)	2,875	2,889,309
Lafarge SA
6.15%, 7/15/11(a)	1,482	1,490,644
Mohawk Industries, Inc.
6.125%, 1/15/16(a)	2,925	2,796,332
Textron, Inc.
6.375%, 11/15/08(a)	75	75,802
TYCO International Group, SA
6.00%, 11/15/13(a)	1,175	1,133,772
6.125%, 11/01/08(a)	15	15,047
Waste Management, Inc.
6.875%, 5/15/09(a)	190	193,749

		12,561,613

Communications - Media–1.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09(a)	2,790	2,832,296
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(b)	1,240	1,200,135

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 6

CBS Corp.
5.625%, 8/15/12(a)	585	577,268
6.625%, 5/15/11(a)	500	511,998
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22(a)	1,130	1,366,146
Comcast Cable Communications, LLC
6.20%, 11/15/08(a)	601	603,201
6.875%, 6/15/09(a)	195	200,262
Comcast Corp.
5.30%, 1/15/14(a)	1,160	1,124,438
5.50%, 3/15/11(a)	135	135,102
News America Holdings, Inc.
9.25%, 2/01/13(a)	935	1,071,293
News America, Inc.
6.55%, 3/15/33(a)	755	738,644
R. R. Donnelley & Sons Co.
4.95%, 4/01/14(a)	565	517,736
Time Warner Entertainment Co.
Senior Debenture
7.25%, 9/01/08(a)	60	60,326
8.375%, 3/15/23(a)	2,465	2,656,296
Turner Broadcasting System, Inc.
8.375%, 7/01/13(a)	2,314	2,486,756
WPP Finance Corp.
5.875%, 6/15/14(a)	845	811,714

		16,893,611

Communications - Telecommunications–3.2%
AT&T Corp.
7.30%, 11/15/11(a)	1,145	1,219,523
8.00%, 11/15/31(a)	365	419,021
British Telecommunications PLC
8.625%, 12/15/10(a)	240	257,700
Embarq Corp.
6.738%, 6/01/13(a)	155	149,557
7.082%, 6/01/16(a)	4,195	3,984,218
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	1,725	1,836,532
8.125%, 5/01/12(a)	5,005	5,481,961
8.75%, 3/01/31(a)	1,010	1,198,445
Qwest Corp.
Senior Note
7.875%, 9/01/11(a)	2,400	2,400,000
8.875%, 3/15/12(a)	1,835	1,871,700
Telecom Italia Capital SA
4.00%, 11/15/08–1/15/10(a)	3,535	3,497,443

7 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

6.375%, 11/15/33(a)	305	271,532
Telefonos de Mexico SAB de CV
4.50%, 11/19/08(a)	2,564	2,570,292
Verizon Communications, Inc.
4.90%, 9/15/15(a)	990	939,339
5.25%, 4/15/13(a)	1,495	1,486,398
Verizon New Jersey, Inc. Debenture
5.875%, 1/17/12(a)	1,335	1,353,601
Vodafone Group PLC
5.50%, 6/15/11(a)	1,845	1,863,110
7.75%, 2/15/10(a)	2,640	2,758,713

		33,559,085

Consumer Cyclical - Automotive–0.1%
Daimler Finance North America
4.875%, 6/15/10(a)	630	633,778

Consumer Cyclical - Other–0.5%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	1,593	1,574,786
7.875%, 5/01/12(a)	2,527	2,571,346
Toll Brothers Finance Corp.
5.15%, 5/15/15(a)	295	255,471
6.875%, 11/15/12(a)	810	784,639

		5,186,242

Consumer Cyclical - Retailers–0.1%
Limited Brands, Inc.
6.90%, 7/15/17(a)	405	368,005
Wal-Mart Stores, Inc.
4.25%, 4/15/13(a)	1,160	1,153,506

		1,521,511

Consumer Non-Cyclical–3.1%
Abbott Laboratories
3.50%, 2/17/09(a)	2,885	2,888,892
Baxter FinCo BV
4.75%, 10/15/10(a)	2,428	2,455,587
Bunge, Ltd. Finance Corp.
5.10%, 7/15/15(a)	1,135	1,032,271
5.875%, 5/15/13(a)	1,795	1,764,778
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(b)	2,405	2,301,621
ConAgra Foods, Inc.
7.875%, 9/15/10(a)	309	326,639
Fisher Scientific International, Inc.

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 8

6.125%, 7/01/15(a)	355	351,932
6.75%, 8/15/14(a)	496	508,088
Kraft Foods, Inc.
4.125%, 11/12/09(a)	365	364,453
5.25%, 10/01/13(a)	810	788,148
6.25%, 6/01/12(a)	5,355	5,470,609
Reynolds American, Inc.
7.25%, 6/01/13(a)	2,405	2,486,123
7.625%, 6/01/16(a)	2,445	2,547,233
Safeway, Inc.
4.125%, 11/01/08(a)	638	638,413
5.80%, 8/15/12(a)	15	15,338
6.50%, 3/01/11(a)	390	403,360
The Kroger Co.
7.25%, 6/01/09(a)	2,770	2,843,820
Wyeth
5.50%, 2/01/14(a)	5,473	5,517,249

		32,704,554

Energy–1.6%
Amerada Hess Corp.
6.65%, 8/15/11(a)	45	47,199
7.875%, 10/01/29(a)	806	924,407
Canadian Natural Resources, Ltd.
5.15%, 2/01/13(a)	830	831,438
Chevrontexaco
5.50%, 1/15/09(a)	2,830	2,851,743
Conoco Funding Co.
6.35%, 10/15/11(a)	25	26,439
ConocoPhillips
6.375%, 3/30/09(a)	2,786	2,839,229
Gaz Capital for Gazprom
6.212%, 11/22/16(a)(b)	4,975	4,616,074
Premcor Refining Group, Inc.
7.50%, 6/15/15(a)	1,404	1,448,476
StatoilHydro ASA
6.36%, 1/15/09(a)	823	836,983
Valero Energy Corp.
6.875%, 4/15/12(a)	1,450	1,505,162
Weatherford International, Ltd.
5.15%, 3/15/13(a)	1,020	1,014,059
6.00%, 3/15/18(a)	390	384,900

		17,326,109

9 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Technology–1.2%
Cisco Systems, Inc.
5.25%, 2/22/11(a)	650	669,233
Computer Sciences Corp.
5.50%, 3/15/13(a)(b)	1,490	1,469,265
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	3,452	3,545,435
International Business Machines Corp.
4.375%, 6/01/09(a)	420	425,023
5.375%, 2/01/09(a)	1,237	1,249,094
Motorola, Inc.
6.50%, 9/01/25(a)	1,340	1,000,591
7.50%, 5/15/25(a)	245	229,167
7.625%, 11/15/10(a)	131	133,539
Oracle Corp.
4.95%, 4/15/13(a)	1,252	1,264,099
5.25%, 1/15/16(a)	895	880,653
Xerox Corp.
7.625%, 6/15/13(a)	505	524,396
9.75%, 1/15/09(a)	1,846	1,900,217

		13,290,712

Transportation - Airlines–0.1%
United Air Lines, Inc.
6.636%, 7/02/22(a)(c)	1,207	981,869

Transportation - Railroads–0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18(a)	580	574,625
Norfolk Southern Corp.
6.20%, 4/15/09(a)	1,150	1,167,854

		1,742,479

Transportation - Services–0.0%
FedEx Corp.
3.50%, 4/01/09(a)	416	414,589

		162,093,055

UTILITIES–3.0%
Electric–2.1%
Carolina Power & Light Co.
6.50%, 7/15/12(a)	1,380	1,447,757
Exelon Corp.
6.75%, 5/01/11(a)	1,640	1,684,820
FirstEnergy Corp.
6.45%, 11/15/11(a)	5,410	5,551,196

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 10

7.375%, 11/15/31(a)	1,648	1,792,032
MidAmerican Energy Holdings Co. Senior Note
5.875%, 10/01/12(a)	525	539,982
NiSource Finance Corp.
6.80%, 1/15/19(a)	2,690	2,637,946
7.875%, 11/15/10(a)	750	777,761
Pacific Gas & Electric Co.
3.60%, 3/01/09(a)	2,890	2,887,650
4.80%, 3/01/14(a)	1,180	1,149,812
Progress Energy, Inc.
7.10%, 3/01/11(a)	480	505,074
Public Service Co. of Colorado
7.875%, 10/01/12(a)	535	596,655
TXU Australia Holdings Pty, Ltd.
6.15%, 11/15/13(a)(b)	1,165	1,173,557
Wisconsin Energy Corp.
6.25%, 5/15/67(a)	1,271	1,093,238

		21,837,480

Natural Gas–0.8%
Duke Energy Field Services Corp.
7.875%, 8/16/10(a)	430	451,269
Enterprise Products Operating LP Series B
5.60%, 10/15/14(a)	690	675,922
Sempra Energy
4.75%, 5/15/09(a)	2,860	2,870,210
The Williams Cos., Inc.
7.875%, 9/01/21(a)	670	710,200
8.125%, 3/15/12(a)	965	1,013,250
TransCanada Pipelines, Ltd. Subordinated Note
6.35%, 5/15/67(a)	2,710	2,340,004

		8,060,855

Utility-Other–0.1%
Veolia Environnement
6.00%, 6/01/18(a)	1,715	1,711,064

		31,609,399

Total Corporates - Investment Grade (cost $358,137,492)		348,213,760

11 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

MORTGAGE PASS-THRUS–20.8%
AGENCY ARMS–0.0%
Federal Home Loan Mortgage Corp.
5.769%, 12/01/36(a)(d)	142	144,492
5.955%, 12/01/36(a)(d)	25	25,355
6.039%, 12/01/36(a)(d)	146	149,608
Federal National Mortgage Association
5.927%, 2/01/37(a)(d)	32	32,949
6.011%, 3/01/37(a)(d)	28	28,683

		381,087

AGENCY FIXED RATE 30-YEAR–20.8%
Federal Gold Loan Mortgage Corp.
4.50%, 8/01/35–12/01/35(a)	14,793	13,734,995
5.50%, 7/01/35(a)	4,076	4,040,967
7.00%, 2/01/37(a)	9,347	9,809,202
Federal National Mortgage Association
4.50%, 5/01/35–8/01/37(a)	29,703	27,584,142
5.00%, 11/01/33–7/01/36(a)	32,174	30,977,088
5.50%, 4/01/33–3/01/37(a)	96,304	95,313,229
6.00%, 9/01/34–4/01/35(a)	8,004	8,105,888
6.50%, 9/01/36–8/01/37(a)	29,131	30,031,496

		219,597,007

Total Mortgage Pass-Thrus (cost $220,395,606)		219,978,094

COMMERCIAL MORTGAGE-BACKED SECURITIES–14.9%
NON-AGENCY FIXED RATE CMBS–14.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-4 Class A3
4.128%, 7/10/42(a)(c)	2,030	2,030,000
Series 2004-6 Class A2
4.161%, 12/10/42(a)	3,035	3,013,529
Series 2005-6 Class A4
5.403%, 9/10/47(a)	250	240,292
Series 2006-5 Class A4
5.414%, 9/10/47(a)	5,540	5,261,707
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	1,904	1,922,717
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Class A4
4.933%, 2/13/42(a)	2,965	2,805,236

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 12

Series 2005-PWR7 Class A3
5.116%, 2/11/41(a)	180	172,277
Series 2006-PW12 Class A4
5.718%, 9/11/38(a)	1,370	1,335,961
Series 2002-T0P6 Class A2
6.46%, 10/15/36(a)	50	51,342
Citigroup Commercial Mortgage Trust
Series 2004-C1 Class A4
5.356%, 4/15/40(a)	150	147,599
Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A2B
5.248%, 12/10/46(a)	310	304,766
Credit Suisse Mortgage Capital Certificates
Series 2006-C5 Class A3
5.311%, 12/15/39(a)	3,055	2,869,025
Series 2006-C4 Class A3
5.467%, 9/15/39(a)	220	209,125
Series 2006-C3 Class A3
5.827%, 6/15/38(a)	5,245	5,144,573
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	269	267,406
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	1,220	1,182,021
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	2,265	2,164,191
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A3FX
4.863%, 7/10/45(a)	2,830	2,816,702
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A4
4.111%, 7/05/35(a)	2,300	2,149,717
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	3,005	2,983,412
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	1,235	1,211,082
Series 2007-GG9 Class A2
5.381%, 3/10/39(a)	65	63,572
Series 2007-GG9 Class A4
5.444%, 3/10/39(a)	5,490	5,115,543
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396%, 8/10/38(a)	2,245	2,198,512
JP Morgan Chase Commercial Mortgage Securities

13 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Series 2004-C1 Class A2
4.302%, 1/15/38(a)	270	262,137
Series 2005-LDP4 Class A2
4.79%, 10/15/42(a)	2,065	2,050,360
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	2,635	2,616,289
Series 2005-LDP1 Class A4
5.038%, 3/15/46(a)	2,960	2,827,527
Series 2006-CB17 Class A4
5.429%, 12/12/43(a)	5,795	5,489,040
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	1,460	1,398,827
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	3,865	3,698,141
Series 2007-CB19 Class A4
5.747%, 2/12/49(d)	5,465	5,196,771
Series 2007-LD11 Class A2
5.804%, 6/15/49(a)	5,880	5,826,338
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	4,960	4,838,675
LB-UBS Commercial Mortgage Trust
Series 2003-C3 Class A4
4.166%, 5/15/32(a)	3,920	3,758,246
Series 2004-C8 Class A2
4.201%, 12/15/29(a)	2,190	2,173,706
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	2,000	1,885,898
Series 2004-C4 Class A4
5.124%, 6/15/29(a)	4,015	3,960,801
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	2,000	1,921,823
Series 2006-C7 Class A3
5.347%, 11/15/38(a)	5,480	5,166,141
Series 2006-C6 Class A4
5.372%, 9/15/39(a)	4,575	4,328,633
Series 2006-C3 Class A4
5.661%, 3/15/39(a)	595	576,703
Series 2007-C6 Class A4
5.858%, 7/15/40(a)	25	23,870
Series 2007-C7 Class A3
5.866%, 9/15/45(a)	5,490	5,237,447
Series 2006-C4 Class A4
5.883%, 6/15/38(a)	125	123,092
Series 2008-C1 Class A2
6.15%, 4/15/41(c)(d)	3,290	3,220,416
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A2

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 14

4.806%, 9/12/42(a)	3,575	3,570,400
Series 2005-CKI1 Class A6
5.243%, 11/12/37(a)	1,850	1,785,617
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.909%, 6/12/46(a)	2,180	2,147,719
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	3,420	3,230,557
Series 2005-HQ5 Class A4
5.168%, 1/14/42(a)	3,830	3,694,543
Series 2007-HQ13 Class A3
5.569%, 12/15/44(a)	5,240	4,871,714
Series 2007-T27 Class A4
5.65%, 6/13/42(a)	6,210	5,886,339
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31 Class A4
5.509%, 4/15/47(a)	5,345	4,985,290
Series 2007-C32 Class A3
5.741%, 6/15/49(c)(d)	4,140	3,941,704
Series 2006-C27 Class A3
5.765%, 7/15/45(d)	5,285	5,126,281
Series 2007-C32 Class A2
5.924%, 6/15/49(a)	5,285	5,211,227

		156,692,579

NON-AGENCY FLOATING RATE CMBS–0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP Class E
2.89%, 3/06/20(a)(b)	1,180	1,097,010

Total Commercial Mortgage-Backed Securities (cost $162,445,123)		157,789,589

GOVERNMENTS - TREASURIES–8.5%
TREASURIES–8.5%
United States Treasury Bonds	13,991	13,891,538
4.50%, 2/15/36(a)(e)
United States Treasury Notes
2.125%, 1/31/10(a)	20,470	20,364,457
2.625%, 5/31/10(a)	44,520	44,547,825
3.625%, 12/31/12(a)	8,115	8,238,624
4.25%, 11/15/17(a)	3,337	3,408,692

Total Governments - Treasuries (cost $90,522,293)		90,451,136

15 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

BANK LOANS–4.8%
NON-INVESTMENT GRADE–4.8%
Financial Institutions–0.3%
Brokerage–0.0%
Ameritrade Term Loan
3.98%, 12/31/12(d)	250	236,853

Finance–0.2%
First Data Corp.
5.231%-5.552%, 9/24/14–9/30/17(d)	1,092	1,004,207
LPL Holdings
4.483%-4.801%, 6/14/12(d)	490	463,094

		1,467,301

Real Estate Investment Trust–0.1%
Crescent Resources, LLC
5.982%, 11/01/12(d)	1,850	1,389,812

		3,093,966

Industrial–4.3%
Basic–0.6%
Blitz 06-103 GMBH
4.75%, 12/04/13(d)	977	896,360
Dresser, Inc.
4.983%-5.219%, 10/31/13(d)	487	467,548
Georgia Pacific Corp.
4.399%-4.551%, 12/20/12(d)	645	607,278
Hexion Specialty
4.938%, 5/04/13(d)	2,018	1,830,884
5.063%, 5/04/13(d)	437	396,708
John Maneely Co.
5.966%-6.020%, 12/06/13(d)	813	752,162
Newpage Corp.
6.563%, 12/14/14(d)	373	370,047
Oshkosh Truck Corp.
4.20%-4.43%, 12/06/13(d)	489	453,721
Tegrant Corp.
8.31%, 2/15/15(d)	300	90,000
Univar Corp.
5.801%, 11/30/14(d)	249	232,581
Wimar Opco LLC
10.75%, 1/03/12(d)	550	529,606

		6,626,895

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 16

Capital Goods–0.3%
Clarke American Corp.
5.198%-5.301%, 3/09/14(d)	397	334,796
Fenwal, Inc.
0.00%, 2/20/14**	193	173,571
4.899%, 2/20/14(d)	1,143	1,025,554
Ravago Holdings America, Inc.
5.50%, 1/31/14(d)	494	409,813
Sequa Corp.
5.92%-6.06%, 12/31/14(d)	348	331,316
United Subcontractor, Inc.
7.00%-7.57%, 12/27/12(d)	1,143	672,229

		2,947,279

Communications - Media–0.5%
Cablevision Systems Corp.
4.225%, 2/24/13(d)	733	695,978
Charter Communications Operations
4.90%, 2/14/14(d)	1,990	1,745,986
Idearc, Inc.
4.49%-4.80%, 11/17/14(d)	1,379	1,101,476
On Assignment, Inc.
5.06%, 1/29/13(d)	703	646,756
Thomson Learning
4.98%, 7/05/14(d)	397	358,622
Univision Communications, Inc.
4.733%-5.149%, 8/15/14(d)	1,000	820,000
VML US Finance LLC
5.06%, 6/15/11(d)	250	243,033

		5,611,851

Communications - Telecommunications–0.7%
Alltel Communications, Inc.
5.232%, 5/16/15(d)	744	740,385
Cequel Communications Term Loan B
4.685%-6.000%, 3/30/14(d)	248	231,834
Cequel Communications, LLC
5.00%-8.87%, 5/04/15(d)	925	819,609
Crown Castle Operating Co.
4.301%, 2/15/14(d)	494	467,828
Level 3 Communications, Inc.
4.727%-4.960%, 12/01/11(d)	1,500	1,372,035
Nielsen Finance LLC
4.735%, 8/09/13(d)	496	462,100

17 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Proquest CSA, LLC
5.14%-5.69%, 2/07/14(d)	953	912,817
Sorenson Communications, Inc.
5.301%, 8/16/13(d)	878	835,323
9.81%, 1/31/14(d)	828	799,055
Telesat Canada
0.00%, 10/23/14**	19	18,142
5.49%-5.90%, 10/23/14(d)	687	661,957
5.57%-5.90%, 10/23/14(d)	40	38,665

		7,359,750

Consumer Cyclical - Automotive–0.4%
Delphi Corp.
7.75%, 12/31/08(d)	771	734,021
8.50%, 12/31/08(d)	79	78,393
Ford Motor Co.
5.48%, 11/29/13(d)	1,478	1,191,057
General Motors Corp.
5.059%, 12/16/13(d)	741	627,865
Lear Corp.
4.948%-5.301%, 4/25/12(d)	494	452,963
Visteon Corp.
7.194%, 5/31/13(d)	1,000	800,310

		3,884,609

Consumer Cyclical - Other–0.2%
Allison Transmission, Inc.
5.23%-5.47%, 8/27/14(d)	496	440,794
Hanesbrands, Inc.
4.551%-4.657%, 9/05/13(d)	160	154,630
Las Vegas Sands LLC
4.45%, 5/23/14(d)	159	144,505
4.55%, 5/23/14(d)	40	36,400
Six Flags Theme Parks, Inc.
4.60%-5.33%, 4/30/15(d)	992	872,160

		1,648,489

Consumer Cyclical - Retailers–0.1%
Neiman Marcus Group, Inc.
4.422%, 4/06/13(d)	500	475,460
Rite Aid Corp.
4.20%-4.24%, 6/04/14(d)	249	227,243

		702,703

Consumer Non-Cyclical–0.5%
Aramark Corp.

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 18

4.676%, 1/26/14(d)	467	436,997
5.025%, 1/26/14(d)	30	28,016
Best Brands Corp.
12.198%, 12/18/12(d)	385	328,842
Community Health Systems, Inc.
Delayed Draw
0.00%, 7/01/14**	35	32,762
Term Loan B
4.733%-4.899%, 7/01/14(d)	680	640,377
HCA, Inc.
5.051%, 11/07/13(d)	1,478	1,386,161
Health Management Associates
4.551%, 2/28/14(d)	379	351,958
Manor Care, Inc.
4.983%, 11/30/14(d)	494	456,884
Mylan Laboratories, Inc.
5.75%, 10/02/14(d)	448	441,593
Spectrum Brands, Inc.
6.48%-6.73%, 3/30/13(d)	237	223,113
6.61%, 3/30/13(d)	12	11,458
Supervalu, Inc.
3.733%, 6/02/12(d)	228	219,062
Talecris Biotherapeutics Holdings Corp.
6.18%, 12/06/13(d)	689	633,766

		5,190,989

Energy–0.1%
Ashmore Energy International
5.80%, 3/30/14(d)	401	362,289
5.801%, 3/30/12(d)	90	80,951
Dalbo, Inc.
6.198%, 10/31/14(d)	463	449,472
Infrastrux Group, Inc.
6.881%, 11/03/12(d)	800	731,970

		1,624,682

Industrial Other–0.1%
Education Management LLC
4.563%, 5/26/13(d)	726	670,216

Services–0.4%
Chrysler Financial
6.78%, 8/03/12(d)	496	408,245
N.E.W. Holdings LLC
5.149%-5.400%, 5/18/14(d)	491	442,189
PGT Industries, Inc.
5.48%, 2/14/12(d)	313	269,248

19 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Sitel LLC Clientlogic Corp.
4.983%-6.500%, 1/30/14(d)	726	566,241

Tandus Corp.
5.196%-5.286%, 5/30/14(d)	484	367,625
Travelport LLC
4.733%, 8/22/13(d)	333	297,647
4.946%, 8/22/13(d)	67	59,723
West Corp.
4.858%-5.295%, 10/18/13(d)	2,216	2,023,500

		4,434,418

Technology–0.4%
Dealer Computer Services, Inc.
4.801%, 10/26/12(d)	1,346	1,276,683
8.301%, 10/26/12(d)	496	475,155
Freescale Semiconductor, Inc.
4.209%, 12/02/13(d)	496	448,832
IPC Systems, Inc.
5.051%, 5/11/14(d)	743	571,725
7.946%, 5/10/15(d)	750	513,000
Marvell Technology Group, Ltd.
4.983%, 11/06/09(d)	366	351,300
Sungard Data System, Inc.
4.508%, 2/11/13(d)	497	469,687

		4,106,382

Transportation - Airlines–0.0%
Delta Air Lines
6.149%, 4/30/14(d)	271	174,434

		44,982,697

Utilities–0.2%
Electric–0.1%
Calpine Corp.
5.685%, 3/12/09(d)	499	475,223
Firstlight Power Resources
7.313%, 4/15/13(d)	500	441,250
TXU Corp
5.948%-6.478%, 10/31/14(d)	398	368,150
6.234%-6.478%, 10/10/14(d)	496	458,972

		1,743,595

Utility-Other–0.1%
GBGH LLC	696	675,553

11.50%, 8/07/13(d)

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 20

		2,419,148

Total Bank Loans (cost $56,422,243)		50,495,811

CORPORATES - NON-INVESTMENT GRADE–2.3%
Financial Institutions–0.2%
Finance–0.1%
Countrywide Financial Corp. Subordinated Note
6.25%, 5/15/16(a)	1,140	1,014,992

Real Estate Investment Trust–0.1%
American Real Estate
7.125%, 2/15/13(a)	550	499,125

		1,514,117

Industrial–1.8%
Basic–0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16(a)(b)	730	479,975
Westvaco Corp.
8.20%, 1/15/30(a)	435	421,123

		901,098

Capital Goods–0.1%
Owens Corning, Inc.
6.50%, 12/01/16(a)	1,801	1,639,769

Communications - Media–0.3%
Cablevision Systems Corp. Series B
8.00%, 4/15/12(a)	755	713,475
Clear Channel Communications, Inc.
5.50%, 9/15/14(a)	1,640	984,000
DirecTV Holdings LLC
6.375%, 6/15/15(a)	730	684,375
EchoStar DBS Corp.
6.625%, 10/01/14(a)	299	276,575
7.125%, 2/01/16(a)	796	734,310

		3,392,735

Communications - Telecommunications–0.7%
Qwest Communications International, Inc.
7.50%, 2/15/14(a)	675	641,250
Sprint Capital Corp.
7.625%, 1/30/11(a)	2,710	2,662,575

21 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

8.375%, 3/15/12(a)	4,415	4,370,850

		7,674,675

Consumer Cyclical - Automotive–0.1%
General Motors Corp.
8.25%, 7/15/23(a)	1,115	649,487

Consumer Cyclical - Other–0.3%
Centex Corp.
5.45%, 8/15/12(a)	1,903	1,584,247
Harrah’s Operating Co., Inc.
5.625%, 6/01/15(a)	525	282,188
5.75%, 10/01/17(a)	201	105,525
6.50%, 6/01/16(a)	624	340,080
MGM MIRAGE
8.375%, 2/01/11(a)	675	651,375

		2,963,415

Consumer Non-Cyclical–0.1%
Tyson Foods, Inc.
6.85%, 4/01/16(a)	1,215	1,104,123

Transportation - Services–0.1%
Hertz Corp. Class A
8.875%, 1/01/14(a)	630	576,450

		18,901,752

Utilities–0.3%
Electric–0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16(a)	1,175	1,139,750
Edison Mission Energy
7.00%, 5/15/17(a)	860	804,100
NRG Energy, Inc.
7.25%, 2/01/14(a)	1,085	1,036,175
7.375%, 2/01/16(a)	635	597,694

		3,577,719

Total Corporates - Non-Investment Grade (cost $27,045,398)		23,993,588

ASSET-BACKED SECURITIES–1.9%
CREDIT CARD - FIXED RATE–0.0%
Citibank Credit Card Issuance Trust
Series 2006-A2 Class A2
4.85%, 2/10/11(a)	110	111,034

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 22

CREDIT CARD - FLOATING RATE–0.0%
MBNA Credit Card Master Note Trust
Series 2001-A5 Class A5
2.668%, 3/15/11(a)	40	40,006

HOME EQUITY LOANS - FIXED RATE–0.1%
Bayview Financial Acquisition Trust
Series 2005-D Class AF2
5.402%, 12/28/35(a)	78	76,556
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Class AFPT
3.36%, 1/25/33(a)	619	412,029
Countrywide Asset-Backed Certificates
Series 2007-S1 Class A3
5.81%, 11/25/36(a)	148	113,027
Credit-Based Asset Servicing & Securities Trust
Series 2003-CB1 Class AF
3.95%, 1/25/33(a)	55	47,034
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB4 Class AF2
4.751%, 8/25/35(a)	25	18,988
Home Equity Mortgage Trust
Series 2005-4 Class A3
4.742%, 1/25/36(a)(c)	391	371,086
Residential Funding Mortgage Securities II
Series 2005-HI2 Class A3
4.46%, 5/25/35(a)	239	237,738

		1,276,458

HOME EQUITY LOANS - FLOATING RATE–1.6%
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
3.518%, 12/25/32(a)	673	601,663
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4 Class M1
2.753%, 5/25/37(a)(c)	65	15,662
Countrywide Asset-Backed Certificates
Series 2006-S5 Class A1
2.593%, 6/25/35(a)	16	12,981
Series 2002-4 Class A1
3.223%, 2/25/33(a)	4	3,724
Credit-Based Asset Servicing & Securities Trust
Series 2005-CB7 Class AF2
5.147%, 11/25/35(a)	437	408,088

23 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

GE-WMC Mortgage Securities LLC
Series 2005-2 Class A2B
2.653%, 12/25/35(a)	923	891,516
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3 Class A1
2.742%, 1/20/35(a)	883	733,869
Series 2006-1 Class M1
2.762%, 1/20/36(a)(c)	37	29,606
Series 2007-2 Class M1
2.792%, 7/20/36(a)(c)	40	21,828
Series 2007-1 Class M1
2.862%, 3/20/36(a)(c)	110	65,654
Home Equity Asset Trust
Series 2007-3 Class M1
2.833%, 8/25/37(a)(c)	4,590	746,564
Series 2007-2 Class M1
2.913%, 7/25/37(a)(c)	4,620	561,792
HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A2
2.613%, 5/25/37(a)	7,980	6,285,495
Series 2006-0PT2 Class M2
2.873%, 1/25/36(a)(c)	1,515	673,587
Indymac Residential Asset Backed Trust
Series 2006-D Class 2A2
2.593%, 11/25/36(a)	155	141,995
IXIS Real Estate Capital Trust
Series 2006-HE3 Class A2
2.583%, 1/25/37(a)	375	349,435
Master Asset Backed Securities Trust
Series 2006-NC2 Class A3
2.593%, 8/25/36(a)	220	202,173
Newcastle Mortgage Securities Trust
Series 2007-1 Class 2A1
2.613%, 4/25/37(a)	4,127	3,766,589
Option One Mortgage Loan Trust
Series 2006-3 Class M1
2.713%, 2/25/37(a)(c)	1,200	115,545
RAAC Series
Series 2006-SP3 Class A1
2.563%, 8/25/36(a)	609	581,057
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
2.653%, 3/25/35(a)	308	272,333
Series 2005-RZ1 Class A2
2.683%, 4/25/35(a)	719	637,599

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 24

Soundview Home Equity Loan Trust
Series 2007-OPT2 Class 2A2
2.613%, 7/25/37(a)	85	69,620
Specialty Underwriting & Residential Finance
Series 2006-BC1 Class A2A
2.563%, 12/25/36(a)	4	4,472
Wells Fargo Home Equity Trust
Series 2004-1 Class1A
2.783%, 4/25/34(a)	68	57,851

		17,250,698

OTHER - FIXED RATE–0.1%
DB Master Finance, LLC
Series 2006-1 Class A2
5.779%, 6/20/31(a)(b)(c)	700	602,000

OTHER - FLOATING RATE–0.1%
Neapolitan Segregated Portfolio
Series 2007-1A Class I
3.483%, 3/30/46(b)(c)*	1,150	48,875
Petra Cre Cdo
Series 2007-1A Class C
3.583%, 2/25/47(a)(b)(c)	1,410	812,072

		860,947

Total Asset-Backed Securities (cost $34,554,937)		20,141,143

AGENCY–1.9%
AGENCY DEBENTURES–1.9%
Federal Home Loan Mortgage Corp.	4,415	4,668,969
5.50%, 8/23/17(a)
Federal National Mortgage Association
6.25%, 5/15/29(a)	10,595	11,986,229
6.625%, 11/15/30(a)	2,490	2,955,769

Total Agency (cost $20,375,740)		19,610,967

MORTGAGE CMOS–1.6%
AGENCY FLOATING RATE–0.0%
Fannie Mae Grantor Trust
Series 2004-T5 Class AB4
2.574%, 5/28/35(a)(c)	323	258,567

NON-AGENCY ARMS–0.7%
Bear Stearns Alt-A Trust
Series 2007-1 Class 21A1

25 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

5.72%, 1/25/47(a)	180	139,545
Series 2006-3 Class 22A1
6.176%, 5/25/36(a)	16	11,274
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A4
5.113%, 5/25/35(a)	3,181	3,019,342
Indymac Inda Mortgage Loan Trust
Series 2006-AR2 Class 1A1
5.979%, 9/25/36(a)	657	592,182
Indymac Index Mortgage Loan Trust
Series 2006-AR7 Class 4A1
6.214%, 5/25/36(a)	1,642	1,337,050
Residential Funding Mortgage Securities I, Inc.
Series 2005-SA3 Class 3A
5.24%, 8/25/35(a)	2,071	1,993,770

		7,093,163

NON-AGENCY FIXED RATE–0.2%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A1
5.087%, 6/26/35(a)(b)	1,847	1,828,966
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8 Class A1C1
5.25%, 8/25/36(a)	352	324,437

		2,153,403

NON-AGENCY FLOATING RATE–0.7%
Banc of America Funding Corp.
Series 2007-B Class A1
2.692%, 4/20/47(a)	113	80,955
Countrywide Alternative Loan Trust
Series 2006-0A14 Class 3A1
4.378%, 11/25/46(a)(c)	2,887	1,912,644
Series 2005-62 Class 2A1
4.528%, 12/25/35(a)(c)	1,083	827,989
Series 2006-OA7 Class 1A1
5.776%, 6/25/46(a)	4,459	3,067,953
JPMorgan Alternative Loan Trust
Series 2006-S1 Class 3A1
2.593%, 3/25/36(a)	340	331,532
Series 2006-A3 Class 2A1
6.069%, 7/25/36(a)	106	80,054
Lehman XS Trust
Series 2007-4N Class M1
2.933%, 3/25/47(c)	145	27,550

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 26

Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9 Class 2A1A	13	13,282
5.142%, 12/25/35(a)
MLCC Mortgage Investors, Inc.
Series 2003-F Class A1
2.803%, 10/25/28(a)	11	9,861
Sequoia Mortgage Trust
Series 2007-3 Class A1
2.682%, 7/20/36(a)	51	45,599
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5 Class 1A1
2.813%, 10/19/34(a)	955	818,799
WaMu Mortgage Pass Through Certificates
Series 2007-OA3 Class B1
2.933%, 4/25/47(c)	25	5,028
Series 2005-AR13 Class B1
3.083%, 10/25/45(c)	59	28,186
Series 2005-AR13 Class B2
3.113%, 10/25/45(c)	59	25,244
Series 2007-0A1 Class A1A
4.228%, 2/25/47(a)	91	68,816

		7,343,492

Total Mortgage CMOS (cost $20,587,738)		16,848,625

GOVERNMENTS - SOVEREIGN BONDS–0.8%
Republic of Brazil
8.25%, 1/20/34(a)(c)	1,205	1,482,150
Russian Federation
7.50%, 3/31/30(a)(b)	5,785	6,492,717

Total Governments - Sovereign Bonds (cost $7,820,470)		7,974,867

QUASI - SOVEREIGNS–0.7%
RSHB Capital (Russian Agricultural Bank)
6.299%, 5/15/17(a)(b)	2,825	2,559,224
7.75%, 5/29/18(a)(b)	5,280	5,174,400

Total Quasi - Sovereigns (cost $7,926,817)		7,733,624

27 — SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

PREFERRED STOCKS–0.2%
Federal National Home Loan Mortgage Corp. 8.38%	39,550	$961,065
Federal National Mortgage Association 8.25%	59,175	1,358,066

Total Preferred Stocks (cost $2,468,125)		2,319,131

SHORT-TERM INVESTMENT–7.7%
Investment Companies–7.7%
AllianceBernstein Fixed Income Shares, Inc. -Government STIF Portfolio(f) (cost $81,546,866)	81,546,866	81,546,866

Total Short-Term Investments (cost $81,546,866)		81,546,866

Total Investments – 99.0% (cost $1,090,248,848)		1,047,097,201
Other assets less liabilities – 1.0%		10,508,568

Net Assets – 100%		$1,057,605,769

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ Depreciation
Lehman Brothers	71,335	6/03/10	3 month LIBOR	†	3.444%	$(44,646)
Lehman Brothers	9,000	12/04/11	3 month LIBOR	†	4.850%	255,194
Lehman Brothers	16,125	2/26/13	3 month LIBOR	†	3.746%	(154,717)
Lehman Brothers	85,165	11/28/17	3 month LIBOR	†	4.722%	1,219,388
Lehman Brothers	16,460	6/03/18	3 month LIBOR	†	4.708%	(64,427)

† Interest based on LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date		U.S. $ Current Value	Unrealized Appreciation/ Depreciation
Buy Contracts
Polish Zloty	Settling 7/09/08	28,833	$13,063,874		$13,517,557	$453,683
Sale Contracts
Polish Zloty	Settling 7/09/08	28,833	13,078,096		13,517,558	(439,462)

FINANCIAL FUTURES CONTRACTS PURCHASED

Type	Number of Contracts	Expiration Month	Original Value		Value at June 30, 2008	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes
5 Yr Futures	47	September 2008	$5,196,573		$5,196,070	$(503)
U.S. Treasury Notes
10 Yr Futures	528	September 2008	59,839,266		60,150,750	311,484

*	Illiquid security, valued at fair value.

**	The position represents an unfunded loan commitment. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain of these unfunded loan commitments amounted to $223,853 and $21,768, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(a)	Positions, or portion thereof, with an aggregate market value of $895,115,338 have been segregated to collateralize open forward currency exchange contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $37,894,578 or 3.6% of net assets.

(c)	Fair valued.

(d)	Variable rate coupon, rate shown as of June 30, 2008.

(e)	Represents entire or partial position segregated as collateral for open future contracts.

(f)	Investment in affiliated money market fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2008, the fund’s total exposure to subprime investments was 2.98%. These investments are valued in accordance with the Fund’s Valuation Policies.

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO — 28

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2008